Property and equipment	6 Months Ended
Dec. 31, 2025
Property And Equipment
Property and equipment

10.	Property and equipment

						Computer
		Furniture	Medical		Air	& office
	Machinery	& Fittings	equipment	Renovation	conditioner	equipment	Software	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Cost
At July 1, 2024	37,130	79,292	68,185	318,696	34,379	281,601	-	819,283
Acquisition	-	288,736	1,179,726	1,010,406	-	297,719	68,384	2,844,971
Additions	-	-	10,300	16,939	-	15,814	-	43,053
Written off	-	(246,632)	(557,693)	(248,315)	-	(199,549)	(7,076)	(1,259,265)
Fair value reserve	-	-	87,389	-	-	-	-	87,389
At June 30, 2025 (Audited)	37,130	121,396	787,907	1,097,726	34,379	395,585	61,308	2,535,431
Additions	-	-	10,070	69,407	-	17,666	-	97,143
At December 31, 2025	37,130	121,396	797,977	1,167,133	34,379	413,251	61,308	2,632,574

Accumulated depreciation
At July 1, 2024	37,130	79,145	64,103	300,495	34,379	276,895	-	792,147
Acquisition	-	218,483	978,691	937,783	-	249,818	65,370	2,450,145
Depreciation	-	5,519	39,344	19,285	-	19,928	568	84,644
Written off	-	(195,377)	(540,505)	(181,940)	-	(173,751)	(5,504)	(1,097,077)
At June 30, 2025 (Audited)	37,130	107,770	541,633	1,075,623	34,379	372,890	60,434	2,229,859
Depreciation	-	5,951	114,430	16,285	-	11,813	519	148,998
Currency translation differences	-	148	2,682	240	-	247	10	3,327
At December 31, 2025	37,130	113,869	658,745	1,092,148	34,379	384,950	60,963	2,382,184

Net book values
At June 30, 2025 (Audited)	-	13,626	246,274	22,103	-	22,695	874	305,572
At December 31, 2025	-	7,527	139,232	74,985	-	28,301	345	250,390

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

10.	Property and equipment (continued)

						Computer
		Furniture	Medical		Air	& office
	Machinery	& Fittings	equipment	Renovation	conditioner	equipment	Software	Total
	S$	S$	S$	S$	S$	S$	S$	S$
Cost
At July 1, 2024	47,226	100,852	86,724	405,349	43,727	358,168	-	1,042,046
Acquisition		367,243	1,500,493	1,285,136	-	378,669	86,978	3,618,519
Additions	-	-	13,101	21,545	-	20,114	-	54,760
Written off	-	(313,691)	(709,330)	(315,832)	-	(253,806)	(9,000)	(1,601,659)
Fair value reserve	-	-	111,150	-	-	-	-	111,150
At June 30, 2025 -Audited	47,226	154,404	1,002,138	1,396,198	43,727	503,145	77,978	3,224,816
Additions	-	-	12,949	89,250	-	22,717	-	124,916
At December 31, 2025	47,226	154,404	1,015,087	1,485,448	43,727	525,862	77,978	3,349,732

Accumulated depreciation
At July 1, 2024	47,226	100,664	81,533	382,200	43,727	352,183	-	1,007,533
Acquisition	-	277,888	1,244,797	1,192,766	-	317,744	83,144	3,116,339
Depreciation	-	7,020	50,042	24,528	-	25,347	722	107,659
Written off	-	(248,500)	(687,468)	(231,410)	-	(220,994)	(7,000)	(1,395,372)
At June 30, 2025 -Audited	47,226	137,072	688,904	1,368,084	43,727	474,280	76,866	2,836,159
Depreciation	-	7,652	147,145	20,941	-	15,190	668	191,596
At December 31, 2025	47,226	144,724	836,049	1,389,025	43,727	489,470	77,534	3,027,755

Net book values
At June 30, 2025 (Audited)	-	17,332	313,234	28,114	-	28,865	1,112	388,657
At December 31, 2025	-	9,680	179,038	96,423	-	36,392	444	321,977

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025